Securities (Tables)	12 Months Ended
Dec. 31, 2015
Securities [Abstract]
Amortized Cost and Fair Values of Securities [Table Text Block]

The amortized cost, gross unrealized gains and losses, and fair value of securities were as follows:

	December 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$9,275	$2	$(108)	$9,169
States and political subdivisions	59,120	1,747	(112)	60,755
Corporate obligations	4,933	45	(4)	4,974
Mortgage-backed securities-
government sponsored entities	64,491	23	(945)	63,569
Total debt securities	137,819	1,817	(1,169)	138,467
Equity securities-financial services	292	92	-	384
	$138,111	$1,909	$(1,169)	$138,851

	December 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$29,289	$42	$(356)	$28,975
States and political subdivisions	52,685	1,750	(103)	54,332
Corporate obligations	6,387	110	(11)	6,486
Mortgage-backed securities-
government sponsored entities	67,032	109	(937)	66,204
Total debt securities	155,393	2,011	(1,407)	155,997
Equity securities-financial services	292	106	-	398
	$155,685	$2,117	$(1,407)	$156,395

Investments' Gross Unrealized Losses and Fair Value [Table Text Block]

	December 31, 2015
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$6,058	$(71)	$2,109	$(37)	$8,167	$(108)
States and political subdivisions	9,086	(99)	1,417	(13)	10,503	(112)
Corporate obligations	2,221	(4)	-	-	2,221	(4)
Mortgage-backed securities-government sponsored entities	40,300	(432)	16,595	(513)	56,895	(945)

	$57,665	$(606)	$20,121	$(563)	$77,786	$(1,169)

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$4,965	$(17)	$15,051	$(339)	$20,016	$(356)
States and political subdivisions	3,195	(20)	4,633	(83)	7,828	(103)
Corporate obligations	-	-	1,144	(11)	1,144	(11)
Mortgage-backed securities-government sponsored entities	22,090	(189)	26,050	(748)	48,140	(937)
	$30,250	$(226)	$46,878	$(1,181)	$77,128	$(1,407)

Securities by Contractual Maturity [Table Text Block]

	Amortized	Fair
	Cost	Value
	(In Thousands)
Due in one year or less	$640	$647
Due after one year through five years	13,044	13,003
Due after five years through ten years	8,437	8,529
Due after ten years	51,207	52,719
	73,328	74,898

Mortgage-backed securities - government sponsored entities	64,491	63,569
	$137,819	$138,467